RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2026
Disclosure of related party [Abstract]
RELATED PARTY TRANSACTIONS

20. RELATED PARTY TRANSACTIONS
Husky Midstream Limited Partnership
The Company jointly owns and is the operator of HMLP and applies the equity method of accounting. The Company charges HMLP for construction and management services, and incurs costs for the use of HMLP’s pipeline systems, as well as transportation and storage services. Access fees and transportation and storage services are based on contractually agreed rates with HMLP.
The following table summarizes revenues and associated expenses related to HMLP:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Revenues from Construction and Management Services	53	50	129	116
Transportation Expenses	65	66	200	203